Deposits from customers (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits from customers (Tables) [Abstract]
Demand deposits	R$ 33,058,324	R$ 32,521,234
Savings deposits	103,332,697	97,088,828
Time deposits	125,617,424	103,137,867
Total	R$ 262,008,445	R$ 232,747,929